SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Risk-free Interest Rate	3.51%	3.10%
Expected Dividend Yield	0.00%	0.00%
Expected warrant life (years)	5 years	5 years
Expected Stock Price Volatility	60.73%	61.10%
Expected Forfeiture Rate	15.00%	17.00%
Weighted Average Fair Value	$ 0.43	$ 0.60